Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
New Fashion Pork, LLP
Acquisitions
Schedule of allocation of purchase price

(Millions of dollars)
Inventories	$6
Property, plant and equipment	34
Total consideration transferred	$40

Texas Farm LLC
Acquisitions
Schedule of allocation of purchase price

(Millions of dollars)
Inventories	$16
Property, plant and equipment	42
Goodwill	3
Accounts payable	(2)
Total consideration transferred	$59

Christensen Farms
Acquisitions
Schedule of allocation of purchase price

(Millions of dollars)
Inventories	$33
Property, plant and equipment	111
Intangible assets	1
Goodwill	3
Total consideration transferred	$148

Belarina
Acquisitions
Schedule of allocation of purchase price

(Millions of dollars)
Accounts receivable	$7
Inventories	6
Property, plant and equipment	25
Other assets	4
Goodwill	1
Third-party debt	(14)
Other liabilities	(11)
Total business valuation	$18
Fair value of pre-existing interest	$18